Xtrackers Artificial Intelligence and Big Data ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
Xtrackers Artificial Intelligence and Big Data ETF | Xtrackers Artificial Intelligence and Big Data ETF
Prospectus [Line Items]
Annual Return [Percent]	29.55%